Basis of Presentation and Significant Accounting Policies - Credit Risk (Details) - Oil, natural gas and NGL revenues	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016 contract Counterparty	Sep. 30, 2015	Dec. 31, 2015 contract Counterparty	Dec. 31, 2014
Customer concentration risk | Customer A
Credit Risk and Other Concentrations
Concentration risk, percentage	28.00%	29.00%	34.00%	30.00%	30.00%	0.00%
Customer concentration risk | Customer B
Credit Risk and Other Concentrations
Concentration risk, percentage	20.00%	21.00%	25.00%	15.00%	24.00%	54.00%
Customer concentration risk | Customer C
Credit Risk and Other Concentrations
Concentration risk, percentage	19.00%	19.00%	17.00%	16.00%	17.00%	8.00%
Customer concentration risk | Customer D
Credit Risk and Other Concentrations
Concentration risk, percentage		17.00%	2.00%	29.00%	17.00%	16.00%
Customer concentration risk | Customer E
Credit Risk and Other Concentrations
Concentration risk, percentage	19.00%		8.00%
Credit concentration risk
Credit Risk and Other Concentrations
Number of counterparties			6		6
Number of derivative contracts containing credit-risk contingent features | contract			0		0
Credit concentration risk | Moody's, A3 Rating | Minimum
Credit Risk and Other Concentrations
Number of counterparties			3		3
Credit concentration risk | Moody's, Baa1 Rating
Credit Risk and Other Concentrations
Number of counterparties			3		3